VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Summary of vessels and equipment, net
Movements in the six months ended June 30, 2026 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2025	2,467,470	65,509	2,532,979
Additions	—	13,691	13,691
Disposals	—	(7,500)	(7,500)
At June 30, 2026	2,467,470	71,700	2,539,170

Accumulated depreciation
At December 31, 2025	(406,998)	(23,486)	(430,484)
Charge	(32,593)	(6,458)	(39,051)
Disposals	—	7,500	7,500
At June 30, 2026	(439,591)	(22,444)	(462,035)

Net book value
At December 31, 2025	2,060,472	42,023	2,102,495
At June 30, 2026	2,027,879	49,256	2,077,135